Pay vs Performance Disclosure U_pure in Millions	12 Months Ended
	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO NEOs for the fiscal years listed below and certain measures of Company performance for such periods. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Average Summary	Average	Value of Initial Fixed $100 Investment Based on:(4)
Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1)(2)(3) ($)	Compensation Actually Paid to PEO 1(1)(2)(3) ($)	Compensation Actually Paid to PEO 2(1)(2)(3) ($)	Compensation Table Total for Non-PEO NEOs(1) ($)	Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted EBITDA (Comp)(5) ($ Millions)

2024	—	6,579,555	—	6,816,253	2,576,388	3,248,664	273.02	361.68	482.6	964
2023	9,603,625	—	20,834,770	—	2,648,855	4,195,063	282.94	376.11	859.8	1,367
2022	10,207,641	—	20,007,324	—	2,768,137	4,201,966	201.02	305.08	1,217.3	1,472
2021	9,054,252	—	19,888,683	—	2,357,005	3,608,516	159.38	265.38	412.9	762

(1)
Barbara R. Smith was our PEO for fiscal years 2021 through 2023 (“PEO 1”). Peter R. Matt is our PEO beginning with fiscal year 2024 (“PEO 2”). The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Paul J. Lawrence	Paul J. Lawrence	Peter R. Matt	Barbara R. Smith
Jody K. Absher	Ty L. Garrison	Paul J. Lawrence	Paul J. Lawrence
Jennifer J. Durbin	Jody K. Absher	Ty L. Garrison	Ty L. Garrison
Tracy L. Porter	Jennifer J. Durbin	Jody K. Absher	Jody K. Absher
	Tracy L. Porter	Jennifer J. Durbin	Jennifer J. Durbin
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)

2024	6,579,555	(4,517,044)	4,753,742	6,816,253

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	2,576,388	(1,455,659)	2,127,935	3,248,664

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)

2024	5,038,311	(308,308)	—	23,739	—	—	4,753,742

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	1,624,860	(215,189)	—	718,264	—	—	2,127,935

(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Steel Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting August 31, 2020, through the end of the listed year in the Company and in the S&P 500 Steel Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Adjusted EBITDA (Comp) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2024. We defined Adjusted EBITDA (Comp) as the sum of the Company’s net earnings before interest expense, income taxes, depreciation and amortization expense, asset impairments, and amortization of acquired unfavorable contract backlog. Adjusted EBITDA (Comp) is a non-GAAP financial measure. Please refer to Appendix A for reconciliations and other information related to Adjusted EBITDA (Comp). This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA (Comp)
Named Executive Officers, Footnote
(1)
Barbara R. Smith was our PEO for fiscal years 2021 through 2023 (“PEO 1”). Peter R. Matt is our PEO beginning with fiscal year 2024 (“PEO 2”). The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Paul J. Lawrence	Paul J. Lawrence	Peter R. Matt	Barbara R. Smith
Jody K. Absher	Ty L. Garrison	Paul J. Lawrence	Paul J. Lawrence
Jennifer J. Durbin	Jody K. Absher	Ty L. Garrison	Ty L. Garrison
Tracy L. Porter	Jennifer J. Durbin	Jody K. Absher	Jody K. Absher
	Tracy L. Porter	Jennifer J. Durbin	Jennifer J. Durbin

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Steel Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting August 31, 2020, through the end of the listed year in the Company and in the S&P 500 Steel Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)

2024	6,579,555	(4,517,044)	4,753,742	6,816,253

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)

2024	5,038,311	(308,308)	—	23,739	—	—	4,753,742

Non-PEO NEO Average Total Compensation Amount	$ 2,576,388	$ 2,648,855	$ 2,768,137	$ 2,357,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,248,664	4,195,063	4,201,966	3,608,516
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	2,576,388	(1,455,659)	2,127,935	3,248,664

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	1,624,860	(215,189)	—	718,264	—	—	2,127,935

Compensation Actually Paid vs. Total Shareholder Return

Relationship between PEO and Non-PEO NEO Compensation Actually Paid, Company tSR and PEER GROUP TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the S&P 500 Steel Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and our Company-Selected Measure during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship between PEO and Non-PEO NEO Compensation Actually Paid, Company tSR and PEER GROUP TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the S&P 500 Steel Index TSR over the same period.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA (Comp) Adjusted Earnings (Comp) ROICC Relative TSR

Total Shareholder Return Amount	$ 273.02	282.94	201.02	159.38
Peer Group Total Shareholder Return Amount	361.68	376.11	305.08	265.38
Net Income (Loss)	$ 482,600,000	$ 859,800,000	$ 1,217,300,000	$ 412,900,000
Company Selected Measure Amount	964	1,367	1,472	762
PEO Name	Peter R. Matt	Barbara R. Smith	Barbara R. Smith	Barbara R. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (Comp)
Non-GAAP Measure Description	We determined Adjusted EBITDA (Comp) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2024. We defined Adjusted EBITDA (Comp) as the sum of the Company’s net earnings before interest expense, income taxes, depreciation and amortization expense, asset impairments, and amortization of acquired unfavorable contract backlog. Adjusted EBITDA (Comp) is a non-GAAP financial measure. Please refer to Appendix A for reconciliations and other information related to Adjusted EBITDA (Comp). This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings (Comp)
Measure:: 3
Pay vs Performance Disclosure
Name	ROICC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Barbara R. Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 9,603,625	$ 10,207,641	$ 9,054,252
PEO Actually Paid Compensation Amount	0	20,834,770	20,007,324	19,888,683
Peter R. Matt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,579,555	0	0	0
PEO Actually Paid Compensation Amount	6,816,253	$ 0	$ 0	$ 0
PEO | Peter R. Matt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,517,044)
PEO | Peter R. Matt [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,753,742
PEO | Peter R. Matt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,038,311
PEO | Peter R. Matt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(308,308)
PEO | Peter R. Matt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter R. Matt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,739
PEO | Peter R. Matt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter R. Matt [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,455,659)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,127,935
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,624,860
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(215,189)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	718,264
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0